Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Basis of preparation

a.Basis of preparation

The consolidated and combined financial statements of 2021 include the financial statements of Betterware, BLSM, GurúComm, Innova Catálogos, Programa Lazos and Betterware de Guatemala (the “consolidated and combined financial statements”).

Prior to the merger transaction disclosed in Note 1.d, Betterware and BLSM were subsidiaries under the common control of Campalier, operating under common management; therefore, combined financial statements of these entities were prepared as of December 31, 2019. On March 10, 2020, BLSM became a subsidiary of Betterware resulting in the preparation of its consolidated financial statements as of such date. As a result, the combined statement of changes in stockholders’ equity for the year ended on December 31, 2019, present the net parent investment gross by including contributed capital and retained earnings (rather than net as presented in prior years), as management believes it is a preferable presentation for comparability purposes with the share structure and presentation as of and for the year ended December 31, 2021 and the 53-week period ended January 3, 2021. On March 12, 2021, GurúComm became a subsidiary of Betterware and later on July 22, 2021, Innova Catálogos, S.A. de C.V., became a subsidiary of Betterware.

Until 2020, Betterware’s financial year was a 52- or 53-weeks period ending on the Sunday nearest to December 31, however, due to the fact that in 2021 Betterware placed debt on the Mexican Stock Exchange, the financial period must be presented in compliance with the Mexican General Corporate Law, which must coincide with the calendar year, therefore the financial information of 2021 is presented as of December 31, 2021 and for the year then ended. The comparative financial year of 2020 and of 2019 consisted of 53 and 52 weeks ended on January 3, 2021, and December 31, 2019, respectively, which were not adjusted to calendar year because the effects of the change are not significant.

The financial information as of December 31, 2021, and for the year then ended is also herein referred to the 2021 period (the “2021 period” or the “period of 2021”). The financial information as of January 3, 2021, and for the 53-week period ended on such date is also herein referred to the 2020 period (the “2020 period” or the “period of 2020”). The financial information for the year ended December 31, 2019 (equivalent to a 52-week period) is also herein referred to the 2019 period (the “2019 period” or the “period of 2019”).

Transactions among Betterware and its subsidiaries: BLSM GurúComm, Innova Catálogos, Programa Lazos and Betterware de Guatemala, and the balances and unrealized gains or losses arising from intra-group transactions have been eliminated in the preparation of the consolidated and combined financial statements.

Basis of accounting

b.Basis of accounting

The consolidated and combined financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of measurement

c.Basis of measurement

The consolidated and combined financial statements have been prepared on the historical cost basis except for certain financial instruments measured at fair value.

Functional and presentation currency

These consolidated and combined financial statements are presented in Mexican pesos (“Ps or $”), which is the Group’s functional currency. All financial information presented in Mexican pesos has been rounded to the nearest thousand (except where otherwise specified). When referring to U.S. dollars (“US$”), means thousands of United States dollars.

Consolidated and combined statement of profit or loss and other comprehensive income

The Group opted to present a single consolidated and combined statement of profit or loss and comprehensive income, combining and consolidating the presentation of profit and loss, including an operating profit line item, and comprehensive income in the same statement. Due to the commercial activities of the Group, costs and expenses presented in the consolidated and combined statements of profit or loss and other comprehensive income were classified according to their function. Accordingly, cost of sales and operating expenses were presented separately.

Basis of consolidation

d.Basis of consolidation

The consolidated financial statements of the Group, incorporate the financial statements of the Betterware, and the entities controlled by Betterware: BLSM, GurúComm, S.A.P.I. de C.V., Betterware de Guatemala, S.A., Programa Lazos, S.A. de C.V., and Innova Catálogos, S.A. de C.V. Control is achived when the Company:

●	Has the power over the investee
●	Is exposed, or has rights, to variable returns from its involvement with the investee
●	Has the ability to use its power to affect its returns

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it considers that it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances an assessing whether or not the Company´s voting rights in an investee are sufficient to give power, including:

●	The size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders.
●	Potential voting rights held by the Company, other vote holders or other parties.
●	Rights arising from other contractual arrangements; and
●	Any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with the Group’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation.

Non-controlling interests in subsidiaries are identified separately from the Group’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of the subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Changes in the Group’s interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amount of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the Company.

When the Group loses control of a subsidiary, the gain or loss on disposal recognized in profit or loss is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), less liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as required/permitted by applicable IFRS Standards). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9 Financial Instruments when applicable, or the cost on initial recognition of an investment in an associate or a joint venture.

Betterware, has control over its subsidiaries due to the shares and voting rights acquired, which generate rights over the variable returns from the subsidiaries, and has the ability to influence those returns through his power over them. As of December 31, 2021, the percentage of participation that it maintains over its subsidiaries are the following:

Participation´s %
BLSM Latino America Servicios, S.A. de C.V.	99%
GurúComm, S.A.P.I. de C.V.	60%
Betterware de Guatemala, S.A.	70%
Programa Lazos, S.A. de C.V.	70%
Innova Catálogos, S.A. de C.V.	70%

Cash and cash equivalents and restricted cash

e. Cash and cash equivalents and restricted cash

Cash and cash equivalents consist mainly of bank deposits and short-term investments in securities, highly liquid and easily convertible into cash in a period no longer than three months. Cash is stated at nominal value and cash equivalents are valued at fair value. Any cash or cash equivalent that cannot be disposed of in less than three months is classified as restricted cash.

In cases where the definition of cash and cash equivalents is not met due to restrictions, the amounts are presented in a separate line in the consolidated and combined statements of financial position and is excluded from cash and cash equivalents in the consolidated and combined statements and cash flows.

Financial instruments

f.Financial instruments

Financial assets and financial liabilities are recognized in the Group’s consolidated and combined statement of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets

g.Financial assets

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortized cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at fair value through other comprehensive income (FVTOCI):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and
●	the contractual terms of the financial asset give rise on specified dates to cash flows that are SPPI on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss (FVTPL).

Despite the foregoing, the Group may make the following irrevocable election/designation at initial recognition of a financial asset:

●	the Group may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met; and
●	the Group may irrevocably designate a debt investment that meets the amortized cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

Amortized cost and effective interest method

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.

Foreign exchange gains and losses

The carrying amount of financial assets that are denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of each reporting period. Specifically, for financial assets measured at amortized cost that are not part of a designated hedging relationship, exchange differences are recognized in profit or loss.

Impairment of financial assets

The Group always recognizes lifetime expected credit losses (“ECL”) for trade receivables. The expected credit losses on these financial assets are estimated using the simplified approach by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions.

For financial assets that are not subject to the simplified approach, the Group recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Write-off policy

The Group writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g., when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over one year past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in profit or loss.

Financial liabilities

h.Financial liabilities

All financial liabilities are measured subsequently at amortized cost using the effective interest method or at FVTPL.

Financial liabilities at FVTPL are measured at fair value, with any gains or losses arising on changes in fair value recognized in profit or loss to the extent that they are not part of a designated hedging relationship.

Financial liabilities and equity

Classification as debt or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Financial liabilities measured subsequently at amortized cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business condensation combination and consolidation, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

Foreign exchange gains and losses

For financial liabilities that are denominated in a foreign currency and are measured at amortized cost at the end of each reporting period, the foreign exchange gains and losses are determined based on the amortized cost of the instruments. These foreign exchange gains and losses are recognized in the ‘Foreign exchange (loss) gain, net’ line item in the consolidated and combined Statements of Profit or Loss and Other Comprehensive Income for financial liabilities that are not part of a designated hedging relationship.

The fair value of financial liabilities denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of the reporting period. For financial liabilities that are measured as at FVTPL, the foreign exchange component forms part of the fair value gains or losses and is recognized in profit or loss for financial liabilities that are not part of a designated hedging relationship.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, canceled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

When the Group exchanges with the existing lender one debt instrument into another one with the substantially different terms, such exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly, the Group accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate is at least 10 per cent different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between (1) the carrying amount of the liability before the modification; and (2) the present value of the cash flows after modification should be recognized in profit or loss as the modification gain or loss within other gains and losses.

Derivative financial instruments

i.Derivative financial instruments

The Group enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign exchange rate risks, including foreign exchange forward contracts and interest rate swaps. Further details of derivative financial instruments are disclosed in Note 18.

Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.

A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. Derivatives are not offset in the consolidated and combined financial statements unless the Group has both legal right and intention to offset. A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months and it is not expected to be realized or settled within 12 months. Other derivatives are presented as current assets or current liabilities.

Warrants

The warrants meet the definition of a derivative financial instrument as they represent a written put option that gives the holders of the warrants the right to exchange them for the Group’s shares at a fixed price. Although the warrants will be exchanged for the Group’s shares based on the terms of the warrant agreement, the warrants were classified as a derivative financial liability measured at FVTPL, and not as an equity instrument, given that the functional currency of the Company (MXN) differs from the strike-price of the warrants, which is fixed in USD. Changes in the fair value of the financial liability are presented in the consolidated and combined statements of profit or loss under the heading “Loss in valuation of warrants”.

For purposes of the Company’s adjusted EBITDA, the changes in the fair value of the liability are excluded as they represent non-cash charges.

The exchange of warrants for the Group’s shares give rise to the settlement of the obligation associated with the liability with a corresponding increase in equity. The redemption of warrants will result in a net impact in equity resulting from the increase in their fair value is recorded in profit or loss (reducing retained earnings), offset by the equivalent increase in equity as a result of the issuance of shares.

Inventories and cost of sales

j.Inventories and cost of sales

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on weighted-average. The net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution.

Prepaid expenses

k.Prepaid expenses

Prepaid expenses are mainly comprised of advanced payments for printed catalogs, as well as, advanced payments for the purchase of inventories that are received after the date of the consolidated and combined statement of financial position and during the normal course of business, and they are presented in current assets in accordance with the classification of the destination item.

Other assets

l.Other assets

Other assets mainly include inventory of rewards, and rent security deposits. They are presented in current or non-current assets in accordance with the classification of the destination item.

Under the reward program, the Group grants reward points to its distributors for the recruitment of associates, while associates receive such points for the referral of new associates within a catalogue. These points are exchangeable for products that Betterware acquires from other suppliers, which are not related to a revenue contract. The points expire based on commercial terms established by the Group that can be modified at management’s discretion. Inventory of rewards mainly consist of certain products and items (in the form of rewards) that Betterware acquires with the purpose to encourage sales among the distributors and associates. Such inventory is acquired once the distributors and associates redeem the reward points that are granted by the Group so that the balance of inventory at each reporting period only relates to items already redeemed but not delivered. Inventory of rewards are recognized at cost of acquisition.

Property, plant and equipment, net

m.Property, plant and equipment, net

Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

If significant parts of an item have different useful lives, then they are accounted for as separate items (major components).

Depreciation is recognized using the straight-line method. The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The following useful lives, considering separately each of the asset's components, are used in the calculation of depreciation:

Buildings	5 - 50 years
Molds	5 years
Vehicles	4 years
Computers and equipment	3 - 10 years
Leasehold improvements	3 years

Property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Borrowing costs directly attributable to the acquisition or construction of qualifying assets (designated asset), which are assets that necessarily take a substantial period of time before they are available for their intended use, are added to the cost of those assets, until such time as the assets are available for their intended use. If any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization. All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Intangible assets
n.	Intangible assets
●	Brand

This is an intangible asset with an indefinite useful life and corresponds mainly to the value of the “Betterware” brand, which was transmitted to the Group through a merger with Strevo Holding, S.A. de C.V. (“Strevo”, an unrelated third party) on July 28, 2017. This intangible asset is subject to annual impairment testing, and whenever there is an indication that the asset may be impaired.

Additionally, the Group has incurred expenditures related to registration of trademark rights, which have a finite life. Such expenditures are amortized on a straight-line basis over their estimated useful lives which range from 10 to 30 years.

●	Customers relationship

This is an intangible asset with a definite useful life of ten years and is being amortized on a straight-line basis. It was transmitted to the Group through a merger with Strevo on July 28, 2017. This intangible asset is subject to impairment testing whenever there is an indication that the asset may be impaired.

●	Derecognition of intangible assets

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

Impairment of tangible and intangible assets other than goodwill
o.	Impairment of tangible and intangible assets other than goodwill

At the end of each reporting period, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise, they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. Any impairment is recognized immediately in profit or loss.

When an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized immediately in profit or loss unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Goodwill
p.	Goodwill

Goodwill represents the excess of the acquisition cost of a subsidiary over the Company´s interest in the fair values of the net assets acquired determined at the date of acquisition and is not subject to amortization.

Goodwill is not amortized but is tested annually for impairment. Goodwill arising from a business combination is allocated to the cash generating unit (“CGU”) receiving a benefit from the synergies of the combination. An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other long-lived assets in the CGU on a pro rata basis. An impairment loss in respect of goodwill is not reversed.

Leases
q.	Leases

The Group as lessee

The Group evaluates whether a contract is or contains a lease agreement at inception of a contract. A lease is defined as an agreement or part of an agreement that conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. The Group recognizes an asset for right-of-use and the corresponding lease liability, for all lease agreements in which it acts as lessee, except in the following cases: short-term leases (defined as leases with a lease term of less than 12 months); leases of low-value assets (defined as leases of assets with an individual market value of less than US$5,000 (five thousand dollars)); and, lease agreements whose payments are variable (without any contractually defined fixed payment). For these agreements, which exempt the recognition of an asset for right-of-use and a lease liability, the Group recognizes the rent payments as an operating expense in a straight-line method over the lease period.

The right-of-use asset comprises all lease payments discounted at present value; the direct costs to obtain a lease; the advance lease payments; and the obligations of dismantling or removal of assets. The Group depreciates the right-of-use asset over the shorter of the lease term or the useful life of the underlying asset; therefore, when the lessee will exercise a purchase option, the lessee shall depreciate the right-of-use asset from the commencement date to the end of the useful life of the underlying asset. Depreciation begins on the lease commencement date.

The lease liability is initially measured at the present value of the future minimum lease payments that have not been paid at that date, using a discount rate that reflects the cost of obtaining funds for an amount similar to the value of the lease payments, for the acquisition of the underlying asset, in the same currency and for a similar period to the corresponding contract (incremental borrowing rate). To determine the lease term, the Group considers the non-cancellable period, including the probability to exercise any right to extend and/or terminate the agreement.

Subsequently, the lease liability is measured increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and reducing the carrying amount to reflect the lease payments made.

When there is a modification in future lease payments resulting from changes in an index or a rate used to determine those payments, the Group remeasures the lease liability when the adjustment to the lease payments takes effect, without reassessing the discount rate. However, if the modifications are related to the lease term or exercising a purchase option, the Group reassesses the discount rate during the liability’s remeasurement. Any increase or decrease in the value of the lease liability subsequent to this remeasurement is recognized as an adjustment to the right-of-use asset to the same extent.

Finally, the lease liability is derecognized when the Group fulfills all lease payments. When the Group determines that it is probable that it will exercise an early termination of the contract that leads to a cash disbursement, such disbursement is accounted as part of the liability’s remeasurement mentioned in the previous paragraph; however, in cases in which the early termination does not involve a cash disbursement, the Group cancels the lease liability and the corresponding right-of-use asset, recognizing the difference immediately in the consolidated and combined statement of profit or loss and other comprehensive income.

The Group as lessor

During 2021, Betterware leased a space on its offices at the “Betterware Campus” to a related party.

As of January 3, 2021, and December 31, 2019, the Group did not maintain any leases as lessor.

Foreign currency
r.	Foreign currency

In preparing the consolidated and combined financial statements, transactions in currencies other than the Mexican Peso, which is the functional currency of the consolidated and combined entities with the exception of Betterware de Guatemala, S.A., which has the Quetzal as its functional currency, are recognized at the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of transaction.

Exchange differences on monetary items are recognized in profit or loss in the period in which they arise.

Employee benefits
s.	Employee benefits

Retirement benefits - Defined benefit obligations

The Group’s defined benefit obligations cover seniority premiums which consist of a lump sum payment of 12 day’s wage for each year worked, calculated using the most recent salary, not to exceed twice the legal minimum wage established by law. The related liability and annual cost of such benefits are calculated with the assistance of an independent actuary on the basis of formulas defined in the plans using the projected unit credit method at the end of each annual reporting period.

The Group’s net obligation with respect to the defined-benefit plan are calculated separately for each plan, estimating the amount of future benefit accrued by employees in return for their services in ongoing and past periods; that benefit is discounted to determine its present value, and the costs for the services that have not been recognized and the fair value of the plan assets are deducted. The discount rate is the yield at the reporting date of the government bonds that have maturity dates approximate to the maturities of the Group’s obligations which are denominated in the same currency in which benefits are expected to be paid (Mexican pesos).

Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset. Defined benefit costs are categorized as follows:

●	Service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements).
●	Net interest expense or income; and
●	Remeasurements.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if applicable), are recognized immediately in the liability against other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is never reclassified to profit or loss. Past service cost is recognized in profit or loss in the period in which a plan amendment or curtailment occurs, or when the Group recognizes the related restructuring costs or termination benefits, if earlier.

Short-term and other long-term employee benefits and statutory employee profit sharing (“PTU”)

A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service. Likewise, a liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably. Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related service.

Liabilities recognized in respect of other long-term employee benefits are measured at the present value of the estimated future cash outflows expected to be made by the Group in respect of services provided by employees up to the reporting date.

Statutory employee profit sharing (“PTU”)

PTU is recorded in the results of the year in which it is incurred and is presented in operating expenses line item in the consolidated and combined statement of profit or loss and other comprehensive income.

As a result of the 2014 Income Tax Law, PTU is determined based on taxable income, according to Section I of Article 9 of the that Law.

Termination benefits

Termination benefits are recognized as an expense when the Group’s commitment can be evidenced, without real possibility of reversing, with a detailed formal plan either to terminate employment before the normal retirement date, or else, to provide benefits for termination as a result of an offer that is made to encourage voluntary retirement. If the benefits are payable no later than 12 months after the reporting period, then they are discounted at present value.

Income taxes
t.	Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

●	Current tax

Current income tax (“ISR”) is recognized in the results of the year in which is incurred.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

A provision is recognized for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgment of tax professionals within the Group supported by previous experience in respect of such activities.

●	Deferred income tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated and combined financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting date.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

●	Current and deferred tax for the year

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively.

Provisions
u.	Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

Provisions mainly include incentives granted to distributors and associates in the form of reward points, discounts and others such as compensations to employees (bonuses) not paid at the reporting date, professional services fees, among others.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Warranties

When the Group grants assurance-type warranties in contracts with customers, those rights to the customer are recognized in profit or loss in the cost of sales line item against a provision in the statement of financial position; however, when the Group provides its customers with service-type warranties, those are treated under the revenue recognition model as a performance obligation. The Group has not granted any service-type warranties to its customers.

Reward Points

Through its loyalty program (see Note 2v), the Group also grants reward points to its distributors for the recruitment of associates, while associates receive such points for the referral of new associates within a catalogue. The loyalty program allows the Group’s distributors and associates to accumulate sales points which are exchangeable for products that are purchased from other retailers. Since these types of points also provide a benefit to distributors and associates that they would not receive without purchasing the Group’s products, this loyalty program represents a separate performance obligation, which is recognized as described in Note 2v.

Revenue recognition
v.	Revenue recognition

Revenues comprise the fair value of the consideration received or to receive for the sale of goods and services in the ordinary course of the transactions, and are presented in the consolidated and combined statement of profit or loss, net of the amount of variable considerations (discounts and product returns). To recognize revenues from contracts with its customers, the Group applies a comprehensive model, which is based on a five-step approach consisting of the following: (1) identify the contract (verbal or written); (2) identify performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract;

and (5) recognize revenue when the Group satisfies a performance obligation. The Group recognizes revenue at a point in time, when it transfers control over a product to a customer, which occurs when the customers take delivery of the products and formally accepts them.

The Group invoices its customers at the shipment date with payment terms between 15 and 30 days; customers are allowed to request for a product return only if the product has technical issues or physical damages. However, this right qualifies as an assurance-type warranty (and not a performance obligation) related to the functionality of the products sold, and therefore, it is recognized in accordance with the policy disclosed in Note 2u.

Discounts to distributors and associates are included in the invoice price and are presented in the net sales line item from the moment in which the customer acquires control of the products sold; thus, management does not perform estimates over discounts to be taken by the customers.

Loyalty program

The Group operates a loyalty program through which its distributors and associates accumulate points on sales of Betterware goods that entitle them to exchange the points for products the Group acquires from different suppliers. Since these points provide a benefit to distributors and associates that they would not receive without purchasing the Betterware products, this loyalty program represents a separate performance obligation.

Therefore, the transaction price is allocated between the product and the points on a relative stand-alone selling price basis. The stand-alone selling price per point is estimated based on the fair value of the product to be given when the points are redeemed by the distributors and associates and the likelihood of redemption, as evidenced by the Group’s historical experience. Additionally, a contract liability is recognized for revenue relating to the loyalty points at the time of the initial sales transaction, reducing the revenue recognized upon the initial sale of the goods. Revenue from the loyalty points is recognized when the points are redeemed by the customer and exchanged for the related products. Revenue for points that are not expected to be redeemed is recognized in proportion to the pattern of rights exercised by customers.

Variable considerations

The Group adjusts the transaction price according to the estimations that may result in a variable consideration. These estimates are determined according to the terms and conditions of the contracts with the customer, the history or the customer’s performance.

Contract costs

The Group capitalizes incremental costs to obtain a contract with a customer if it expects to recover those costs. However, the Group does not capitalize incremental costs if the amortization period for the asset is one year or less. For any other costs related to the fulfillment of a contract with a customer, that is not part of the revenue recognition, it is considered as an asset including all the costs incurred, only if such costs are directly related to an existing contract or specific anticipated contract and if those costs generate or enhance resources that will be used to satisfy performance obligations in the future and are expected to be recovered. The Group amortizes the asset recognized for the costs to obtain and/or fulfill a contract on a systematic basis, consistent with the pattern of transfer of the good to which the asset relates.

Share-based payments
w.	Share-based payments

The share-based compensation plans to eligible executives and directors settled by providing Betterware shares are measured at their fair value as of the grant date and are subject to compliance with certain business performance metrics of the business and their continuance at the Company for an established period.

The fair value determined at the grant date is recorded as an expense based on the vesting period and the intrinsic value method, which consists of recognizing the expense from the grant date over the period the executives or directors render the service and earn the benefits stipulated according to the plan, with a corresponding increase in equity. At the end of each period, the Company reviews its estimates of the number of equity instruments that are expected to be awarded.

Financing income and cost
x.	Financing income and cost

Financing income (cost) are comprised of interest income, interest expense, the foreign currency gain (loss) on financial assets and financial liabilities; and gain (loss) in valuation of financial derivative instruments. Those are recognized in the consolidated and combined statement of profit or loss and other comprehensive income when accrued.

Contingencies
y.	Contingencies

Significant obligations or losses related to contingencies are recognized when it is probable that their effects will materialize and there are reasonable elements for their quantification. If these reasonable elements do not exist, their disclosure is included qualitatively in the notes to the consolidated and combined financial statements. Income, profits or contingent assets are recognized until such time as there is certainty of their realization.